Accounts payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accounts Payable, Current [Abstract]
Vendor payable	¥ 157,147		¥ 131,421
Shipping charges payable and others	35,713		34,746
Total	¥ 192,860	$ 26,422	¥ 166,167